Document and Entity Information	Aug. 28, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001825024
Document Type	8-K
Document Period End Date	Aug. 28, 2025
Entity Registrant Name	Offerpad Solutions Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39641
Entity Tax Identification Number	85-2800538
Entity Address, Address Line One	433 S. Farmer Avenue
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Tempe
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85281
City Area Code	(844)
Local Phone Number	388-4539
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, $0.0001 par value per share
Trading Symbol	OPAD
Security Exchange Name	NYSE
Entity Emerging Growth Company	false